Document and Entity Information	Dec. 23, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2025
Entity File Number	1-33794
Entity Registrant Name	HILLENBRAND, INC.
Entity Central Index Key	0001417398
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	26-1342272
Entity Address, Address Line One	One Batesville Boulevard
Entity Address, City or Town	Batesville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47006
City Area Code	812
Local Phone Number	931-5000
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	HI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false